Summary of Federal Income Tax Expense Attributable to Income Loss (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of percentage computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests
Computed (expected tax expense (benefit))	$ 56	$ 469	$ 245	$ (297)	[1]
Dividends received deduction	(54)	(112)	(75)	(99)	[1]
Tax credits	(31)	(82)	(85)	(30)	[1]
Impact of noncontrolling interest	26
Other, net	7	38	14	(1)	[1]
Total tax (benefit) expense	$ 4	$ 313	$ 99	$ (427)	[1]
Computed (expected tax (benefit) expense), percentage	35.00%	35.00%	35.00%	35.00%	[1]
Dividends received deduction, percentage	(34.00%)	(8.00%)	(11.00%)	12.00%	[1]
Tax credit, percentage	(19.00%)	(6.00%)	(12.00%)	3.00%	[1]
Impact of noncontrolling interest, percentage	16.00%
Other, net, percentage	5.00%	2.00%	2.00%
Total percentage	3.00%	23.00%	14.00%	50.00%	[1]

[1]	The balances reflect a change in accounting principle, as described in Note 2.